CAPITAL STOCK - Share-based Compensation Expense (Benefit) in SG&A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (Note 16)	$ 1,914	$ 3,291	$ 8,201
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (Note 16)	467	167	427
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (Note 16)	866	2,903	4,369
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (Note 16)	230	512	884
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (Note 16)	448	0	0
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (Note 16)	$ (97)	$ (291)	$ 2,521